Asbestos - Schedule of Time Deposits (Details) $ in Millions	Mar. 31, 2023 AUD ($)
Time Deposits, 13 July 2023 Maturity Date
Net Investment Income [Line Items]
Interest Rate	4.74%
Time Deposits	$ 70.0
Time Deposits, 13 October 2023 Maturity Date
Net Investment Income [Line Items]
Interest Rate	4.74%
Time Deposits	$ 40.0
Time Deposits, 13 January 2024 Maturity Date
Net Investment Income [Line Items]
Interest Rate	4.74%
Time Deposits	$ 39.0
Time Deposits, 13 February 2024 Maturity Date
Net Investment Income [Line Items]
Interest Rate	4.74%
Time Deposits	$ 1.0
Time Deposits, 5 April 2024 Maturity Date
Net Investment Income [Line Items]
Interest Rate	2.75%
Time Deposits	$ 54.0
Time Deposits, 25 January 2024 Maturity Date
Net Investment Income [Line Items]
Interest Rate	1.41%
Time Deposits	$ 30.0
Time Deposits, 6 October 2023 Maturity Date
Net Investment Income [Line Items]
Interest Rate	0.60%
Time Deposits	$ 30.0